Subsequent events	6 Months Ended
Jun. 30, 2016
Subsequent Events [Abstract]
Subsequent Events [Text Block]
16. Subsequent events

On August 15, 2016, the Partnership paid a quarterly cash distribution with respect to the quarter ended June 30, 2016 of $0.4125 per unit. The total amount of the distribution was $11.0 million.

In August 2016, the Partnership drew $5.4 million on the $85 million sponsor credit facility.